Document and Entity Information	Nov. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2026
Entity File Number	001-38066
Entity Registrant Name	SELECT WATER SOLUTIONS, INC.
Entity Central Index Key	0001693256
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-4561945
Entity Address, Address Line One	1820 North I-35
Entity Address, City or Town	Gainesville
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76240
City Area Code	940
Local Phone Number	668-1818
Title of 12(b) Security	Class A common stock, $0.01 par value
Trading Symbol	WTTR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false